Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Investment Securities [Abstract]
Balance at beginning of period	¥ 35,458	¥ 36,591
Initial credit impairments	4,502	8,828
Subsequent credit impairments	2,756	3,723
Realized losses for securities sold or matured	(9,770)	(11,908)
Balance at end of period	¥ 32,946	¥ 37,234